Cash from operations	9 Months Ended
Sep. 30, 2022
Cash from operations
Cash from operations

26.Cash from operations

	Three months ended		Nine months ended
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
	$’000	$’000	$’000	$’000

Reconciliation:
(Loss)/profit before taxation	(93,451)	(2,916)	(222,604)	113,703
Adjustments:
Depreciation of property, plant and equipment (note 6 and 7)	105,161	89,065	302,303	254,846
Amortization of intangible assets (note 6 and 7)	14,980	10,190	40,518	28,334
Net reversal of impairment of property, plant and equipment and prepaid land rent (note 6)	3,099	41,556	1,768	44,369
Reversal of loss allowance on trade receivables (note 8)	(1,597)	(994)	(3,397)	(37,614)
Impairment of withholding tax receivables (note 7)	11,422	11,714	39,141	44,398
Amortization of prepaid site rent	2,571	2,054	6,796	6,400
Decrease in decommissioning expense	—	(2,671)	—	(2,671)
Net (gain)/loss on disposal of plant, property and equipment (note 7)	(134)	(94)	13,650	(1,632)
Insurance income (note 9)	(70)	(35)	(1,686)	(5,437)
Finance costs (note 11)	231,280	76,717	570,150	218,069
Finance income (note 10)	(6,412)	(18,017)	(11,035)	(22,030)
Impairment/(Reversal of impairment) of inventory	—	—	138	(176)
Share‑based payment expense (note 7)	4,127	4,286	9,752	8,968
Operating profit before working capital changes	270,976	210,855	745,494	649,527
Changes in working capital
(Increase)/decrease in inventory	(10,373)	(2,890)	(30,094)	9,246
Decrease/(increase) in trade and other receivables	12,702	(42,059)	(169,833)	(74,845)
Increase in trade and other payables	20,885	39,766	132,032	13,962
Net movement in working capital	23,214	(5,183)	(67,895)	(51,637)
Cash from operations	294,190	205,672	677,599	597,890